Debentures (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Debentures [Abstract]
Schedule of debentures
	Effective Interest rate	Currency	Par value in issuance currency	Par Value	Unamortized debt premium (discount) and issuance costs, net	Current maturities	Total long-term debentures, net of current maturities	Short-term accrued interest	Total short-term and long-term debentures
	%			December 31, 2020
Formula’s Series A Secured Debentures (2.8%)	2.4	NIS (Unlinked)	NIS 136,844	$42,564	365	10,641	32,288	589	43,518

Formula’s Series C Secured Debentures (2.3%)	2.5	NIS (Unlinked)	NIS 267,000	$83,048	(678)	10,264	72,106	158	82,528

Sapiens’ Series B Debentures (3.37%)	3.3	NIS (Linked to fix rate of USD)	NIS 350,000	$118,778	(306)	19,796	98,676	6	118,478

				$244,390	(619)	40,701	203,070	753	$244,524
	Effective Interest rate	Currency	Par value in issuance currency	Par Value	Unamortized debt premium (discount) and issuance costs, net	Current maturities	Total long-term debentures, net of current maturities	Short-term accrued interest	Total short-term and long-term debentures
	%			December 31, 2019
Formula’s Series A Secured Debentures (2.8%)	2.4	NIS (Unlinked)	NIS 171,056	$49,497	519	9,899	40,117	686	50,702

Formula’s Series C Secured Debentures (2.3%)	2.5	NIS (Unlinked)	NIS 300,000	$86,806	(813)	9,549	76,444	163	86,156

Sapiens’ Series B Debentures (3.37%)	3.69	NIS (Linked to fix rate of USD)	NIS 245,000	$69,287	(539)	9,898	58,850	1,167	69,915

				$205,590	(833)	29,346	175,411	2,016	$206,773

Schedule of aggregate principal annual payments of debentures
Repayment amount
2021	40,701
2022	40,701
2023	40,701
2024	40,701
2025 and thereafter	81,586
244,390